Schedule of Borrowings (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Feb. 14, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total secured bank loan			$ 2,000,000
Current [member]
IfrsStatementLineItems [Line Items]
Equipment Finance secured bank loan	$ 3,163,362	$ 978,574
Interest only secured bank loan	2,000,000			396,881
Other loans	89,344
Trade finance facility	1,219,431
Total secured bank loan	6,472,137	978,574		396,881
Unused trade finance facility
Noncurrent [member]
IfrsStatementLineItems [Line Items]
Equipment Finance secured bank loan		2,900,259
Interest only secured bank loan		2,000,000		2,078,570
Other loans		151,651
Trade finance facility
Total secured bank loan		5,051,910		2,078,570
Unused trade finance facility
Total [member]
IfrsStatementLineItems [Line Items]
Equipment Finance secured bank loan	3,163,362	3,878,833
Interest only secured bank loan	2,000,000	2,000,000		2,475,451
Other loans	89,344	151,651
Trade finance facility	1,219,431
Total secured bank loan	6,472,137	6,030,484		2,475,451
Unused trade finance facility	$ 6,780,934	$ 8,000,000		$ 8,000,000